Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jul. 29, 2020
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 29, 2020
Document Effective Date	Jul. 29, 2020
Prospectus Date	Jul. 29, 2020
OTG Latin America Fund | Class A Shares
Prospectus [Line Items]
Trading Symbol	OTGAX
OTG Latin America Fund | Class C Shares
Prospectus [Line Items]
Trading Symbol	OTGCX